Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses comprises of the following:

	December 31,
(In thousands of U.S. dollars)	2012	2013

Accrued compensation	1,671	2,440
Accrued social charges	3,193	3,566
Accrued Interest	-	521
Other	149	-
Total accrued expenses	5,013	6,527